BUSINESS COMBINATION (Details Textual) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 08, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Earnout payments	$ 3,600
Acquisition-related costs						$ 2,500
Revenues		$ 6,128	$ 4,403	$ 18,118	$ 6,970	13,854	$ 5,511	$ 5,966
Alterg Inc [Member]
Business Acquisition [Line Items]
Aggregate purchase price in cash	19,000
Amount of additional cash earnouts	$ 4,000
Description of Earnout payments	The Company will pay an amount of cash equal to 65% of the amount, if any, by which AlterG revenue attributable to the first 12 months period exceeds revenue target ("first earnout payment"), and an amount in cash equal to 65% of the amount, if any, by which AlterG revenue attributable to the following 12 months period exceeds the revenue from the first 12 month period ("second earnout payment").
Description of Earnout payments after reverse stock split	The Company will pay an amount of cash equal to 65% of the amount, if any, by which LCAI revenue attributable to the first 12 months period exceeds revenue target ("first earnout payment"), and an amount in cash equal to 65% of the amount, if any, by which LCAI revenue attributable to the following 12 months period exceeds the revenue from the first 12 month period ("second earnout payment").
Purchase price	$ 22,100
Revenues	$ 7,658					$ 249